Summary of Significant Accounting Policies (Details) - USD ($)			2 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 15, 2023	Aug. 16, 2022	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Conversion of shares (in Shares)									6,847,500
Number of warrants to purchase shares (in Shares)			4,094,250						4,094,250
Depreciation depletion and amortization expense			$ 352,127	$ 522,542	$ 441,611	$ 998,616	$ 858,992	$ 1,497,749		$ 1,613,402
Percentage of effective tax rate									100.00%	100.00%
Federal depository insurance coverage			250,000	250,000		250,000			$ 250,000
FDIC limit			342,901	$ 2,728,905		$ 2,728,905			$ 342,901
Number of warrants to purchase shares issued (in Shares)	30,000
Percentage of effective tax rate		1.00%				21.00%			20.97%
Successor [Member]
Summary of Significant Accounting Policies [Line Items]
Depreciation depletion and amortization expense			$ 352,127
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage									96.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						99.00%			96.00%	93.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						100.00%	100.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued (in Shares)						6,847,500
Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Number of warrants to purchase shares issued (in Shares)						4,413,000